Warrants (Details 1) - shares	9 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Outstanding, beginning	21,923,624	23,740,290
Issued	0	0
Expired	(763,310)	0
Exercised	0	(1,616,667)
Outstanding, ending	21,160,314	22,123,623
June 2016 Warrants
Outstanding, beginning	277,478	277,478
Issued	0	0
Expired	(277,478)	0
Exercised	0	0
Outstanding, ending	0	277,478
March 2018 Warrants
Outstanding, beginning	441,666	441,666
Issued	0	0
Expired	(441,666)	0
Exercised	0	0
Outstanding, ending	0	441,666
March 2018 Placement Agent Warrants
Outstanding, beginning	44,166	44,166
Issued	0	0
Expired	(44,166)	0
Exercised	0	0
Outstanding, ending	0	44,166
2018 Firm Warrants
Outstanding, beginning	20,000,000	20,000,000
Issued	0	0
Expired	0	0
Exercised	0	0
Outstanding, ending	20,000,000	20,000,000
October 2018 Placement Agent Warrants
Outstanding, beginning	1,160,314	1,160,314
Issued	0	0
Expired	0	0
Exercised	0	0
Outstanding, ending	1,160,314	1,160,314
October 2017 Warrants
Outstanding, beginning		181,818
Issued		0
Expired		0
Exercised		0
Outstanding, ending		181,818
October 2017 Placement Agent Warrants
Outstanding, beginning		18,181
Issued		0
Expired		0
Exercised		0
Outstanding, ending		18,181
2018 Pre-Funded Warrants
Outstanding, beginning		1,616,667
Issued		0
Expired		0
Exercised		(1,616,667)
Outstanding, ending		0